Columbia Funds Series Trust I

225 Franklin Street

Boston, MA 02110

December 1, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

CMG Ultra Short Term Bond Fund

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Columbia Global Inflation-Linked Bond Plus Fund

Columbia Large Cap Growth Fund

Columbia Tax-Exempt Fund

Columbia U.S. Social Bond Fund

Post-Effective Amendment No. 245

File Nos. 002-99356 /811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 245 (Amendment). This Amendment was filed electronically on November 23, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I